Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 130	$ 811	$ 1,100
Charged/ (Credit) to Expense	(38)	(130)	(314)
Charged to Other Accounts		(442)	25
Deductions	8	(109)
Balance at End of Period	$ 100	$ 130	$ 811